OTHER PROVISIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation of changes in other provisions [Roll Forward]
Opening balance		$ 425,137	[1]	$ 427,419		$ 715,551
Increase in provisions		106,943		141,797		54,675
Provision used		(14,860)		(21,997)		(19,522)
Difference by subsidiaries conversion		(5,830)		79,396		(220,266)
Reversal of provision		(135,109)		(201,425)		(100,740)
Exchange difference		1,095		(53)		(2,279)
Closing balance		377,376	[1]	425,137	[1]	427,419
Legal claims [Member]
Reconciliation of changes in other provisions [Roll Forward]
Opening balance	[2]	416,473		418,453		705,552
Increase in provisions	[2]	106,943		141,797		54,675
Provision used	[2]	(14,860)		(21,997)		(19,522)
Difference by subsidiaries conversion	[2]	(5,830)		79,396		(220,266)
Reversal of provision	[2]	(135,109)		(201,425)		(100,740)
Exchange difference	[2]	(124)		249		(1,246)
Closing balance	[2]	367,493		416,473		418,453
Provision for European Commission Investigation [Member]
Reconciliation of changes in other provisions [Roll Forward]
Opening balance	[3]	8,664	[4]	8,966		9,999
Increase in provisions	[3]
Provision used	[3]
Difference by subsidiaries conversion	[3]
Reversal of provision	[3]
Exchange difference	[3]	1,219		(302)		(1,033)
Closing balance	[3]	$ 9,883	[4]	$ 8,664	[4]	$ 8,966

[1]	Total other provision at December 31, 2017, and 2016, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.
[2]	Cumulative balances include judicial deposit delivered as security, with respect to the "Aerovia Fundo" (FA), for US $ 100 million, made in order to suspend the application of the tax credit. The Company is discussing in the Court the constitutionality of the requirement made by FA in a lawsuit. Initially it was covered by the effects of a precautionary measure, this means that the Company would not be obliged to collect the tax, as long as there is no judicial decision in this regard. However, the decision taken by the judge in the first instance was published unfavorably, revoking the injunction. As the lawsuit is still underway (TAM appealed this first decision), the Company needed to make the judicial deposit, for the suspension of the enforceability of the tax credit; deposit that was classified in this item, discounting the existing provision for this purpose. Finally, if the final decision is favorable to the Company, the deposit made will return to TAM. On the other hand, if the court confirms the first decision, said deposit will become a final payment in favor of the Government of Brazil. The procedural stage as of December 31, 2017 is described in Note 31 in the Role of the case 2001.51.01.012530-0.
[3]	European Commission Provision: Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities. With respect to Europe, the General Directorate of Competition imposed fines totaling 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A. For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of 8,220,000 (eight million two hundred and twenty thousand Euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission's Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine of 8.2 million Euros. The procedural stage as of December 31, 2017 is described in Note 31 in section (ii) judgments received by LATAM Airlines Group S.A. and Subsidiaries.
[4]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.